Preferred Share Warrants - Additional Information (Details) - Series A1 Preferred Stock [Member]	12 Months Ended
Mar. 31, 2023
Class of Warrant or Right [Line Items]
Warrants and rights outstanding term	10 years
Warrant holders, voting rights	no